Key management personnel	12 Months Ended
Dec. 31, 2023
Disclosure Of Share Option And Warrant Reserves [Abstract]
Key management personnel [Text Block]

Note 17: Key management personnel

Key management personnel include Fury Gold's board of directors and certain executive officers of the Company, including the CEO, Chief Financial Officer ("CFO") and Senior VP, Exploration.

The remuneration of the Company's key management personnel was as follows:

	Years ended December 31
	2023	2022	2021
Short-term benefits provided to executives (a)	$1,109	$1,719	$982
Directors' fees paid to non-executive directors	289	203	204
Share-based payments	1,013	1,059	1,206
Total	$2,411	$2,981	$2,392

(a) Short-term employee benefits include salaries, bonuses payable within twelve months of the date of the consolidated statements of financial position, and other annual employee benefits.